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                THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON
                 THE FORM 13F FILED ON MAY 17, 2004 PURSUANT TO
                  A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
                     WHICH CONFIDENTIAL TREATMENT EXPIRED ON
                               NOVEMBER 15, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

Check here if Amendment [X]; Amendment Number:          1
                                               ------------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Satellite Asset Management, L.P.
Address:      623 Fifth Avenue, 20th Floor
              New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon Raykher
Title:        General Counsel
Phone:        (212) 209-2060

Signature, Place, and Date of Signing:


/S/ SIMON RAYKHER                 New York, New York           November 23, 2004
---------------------------       -----------------------      -----------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                             0
                                                        --------
Form 13F Information Table Entry Total:                        2
                                                        --------
Form 13F Information Table Value Total:                 $143,390
                                                        --------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                   FORM 13F INFORMATION TABLE
                                                SATELLITE ASSET MANAGEMENT, L.P.
                                                FOR QUARTER ENDED MARCH 31, 2004



                       Title                             Shrs
                       of                     Value      or           SH/   Put/ Investment   Other           Voting Authority
Name of Issuer         Class    CUSIP         (x $1000)  prn amt      PRN   Call Discretion   Managers      Sole      Shared   None
--------------         -----    -----         ---------  -------      ---   ---- ----------   --------      ----      ------   ----
------------------------------------------------------------------------------------------------------------------------------------
TITAN CORP             COM      888266103     72,506     3,591,000    SH         SOLE                       3,591,000
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO         COM      254687106     70,884     2,836,500    SH         SOLE                       2,836,500
                       DISNEY
------------------------------------------------------------------------------------------------------------------------------------

         REPORT
         SUMMARY:  2 DATA RECORDS           $143,390   0 OTHER MANAGERS ON
                                                       WHOSE BEHALF REPORT
                                                       IS FILED